Operating Segments	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Operating Segments
7.
Operating Segments

Basis for segmentation

The Group’s business segment information included in this Note is aligned with the segment information included in the 2023 Consolidated Financial Statements and which are detailed therein.

Information on reportable segments

Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2024

	June 30, 2024
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	75,400	12,566	750	88,716	(4,770)	83,946
Sales of Services	4,033	3,890	216	8,139	(192)	7,947
Changes in inventories and raw	(48,397)	(11,635)	(528)	(60,560)	4,811	(55,749)
Employee benefits	(30,233)	(6,584)	(174)	(36,991)	—	(36,991)
Other operating expenses	(22,937)	(4,928)	(297)	(28,162)	200	(27,962)
Amortization and depreciation	(16,972)	(1,445)	(1)	(18,418)	—	(18,418)
Impairment of goodwill	(2,349)	—	—	(2,349)	—	(2,349)
Other income	654	(127)	—	527	—	527
Operating Loss	(40,801)	(8,263)	(34)	(49,098)	49	(49,049)
Total Assets	359,396	162,451	998	522,845	(93,536)	429,309
Total Liabilities	373,956	49,811	1,476	425,243	(93,533)	331,710

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the six months ended June 30, 2023

	June 30, 2023
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Sales of Goods	55,763	7,577	348	63,688	(3,414)	60,274
Sales of Services	2,536	4,949	22	7,507	239	7,746
Changes in inventories and raw	(40,009)	(8,173)	(321)	(48,503)	3,175	(45,328)
Employee benefits	(33,443)	(11,265)	(361)	(45,069)	—	(45,069)
Other operating expenses	(28,476)	(5,987)	(140)	(34,603)	—	(34,603)
Amortization and depreciation	(10,888)	(1,491)	(1)	(12,380)	—	(12,380)
Other income	1,657	97	1	1,755	—	1,755
Operating Loss	(52,860)	(14,293)	(452)	(67,605)	—	(67,605)
Total Assets	364,603	171,624	373	536,600	(97,039)	439,561
Total Liabilities	239,591	62,583	539	302,713	(22,939)	279,774

There have been no significant transactions between segments during the six months ended June 30, 2024 and June 30, 2023, respectively except for inter-segment revenues and changes in inventories and raw materials and consumables used which are eliminated in the column “Consolidated adjustments and eliminations”.

Certain financial assets and liabilities are not allocated to reportable segments, as they are managed on a Group basis. These are reflected in the "Consolidated adjustments and eliminations" column. All finance income and expenses are considered to be part of the Corporate segment and hence no further allocated to the operating segments EMEA, NORAM and APAC.

External revenue by location

The countries where the Group has sold more than 10% of the annual revenue are as follows:

	Year ended June 30,
(In thousand Euros)	2024		2023
	Revenue	%	Revenue	%
Country
Spain	11,484	12%	14,892	22%
United States	13,399	15%	11,840	17%
Italy	4,935	5%	7,016	10%
Germany	22,715	25%	1,896	3%
Other countries	39,360	43%	32,376	48%
Total	91,893	100%	68,020	100%